UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

July 31

Date of Fiscal Year End

April 30, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Hexavest Emerging Markets Equity Fund

Eaton Vance Hexavest Global Equity Fund

Eaton Vance Hexavest International Equity Fund

Eaton Vance

Hexavest Emerging Markets Equity Fund

April 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 82.4%

Security	Shares	Value
Brazil — 3.4%
AMBEV SA	11,425	$64,412
BRF SA	900	12,875
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	1,100	16,187
Cia Energetica de Minas Gerais SA, PFC Shares	6,749	13,442
Telefonica Brasil SA, PFC Shares	1,578	19,436
Vale SA	5,100	29,198
Vale SA, PFC Shares	4,400	20,137

		$175,687

Chile — 2.3%
Cencosud SA	4,165	$11,222
Empresa Nacional de Electricidad SA	24,806	23,091
Endesa Americas SA(1)	24,806	11,714
Enersis Americas SA ADR	1,732	14,826
Enersis Chile SA ADR(1)	1,732	11,033
S.A.C.I. Falabella	6,198	46,954

		$118,840

China — 17.5%
Alibaba Group Holding, Ltd. ADR(1)	530	$40,778
Belle International Holdings, Ltd.	22,000	13,417
China Life Insurance Co., Ltd., Class H	6,000	13,821
China Mengniu Dairy Co., Ltd.	18,000	30,440
China Mobile, Ltd.	15,452	177,401
China Pacific Insurance (Group) Co., Ltd., Class H	4,000	14,026
China Petroleum & Chemical Corp., Class H	70,000	49,417
China Resources Power Holdings Co., Ltd.	6,000	10,121
China Shenhua Energy Co., Ltd., Class H	11,000	18,550
China Telecom Corp., Ltd., Class H	58,000	28,788
China Unicom (Hong Kong), Ltd.	24,000	28,087
CNOOC, Ltd.	49,000	60,531
Dongfeng Motor Group Co., Ltd., Class H	16,000	17,485
Great Wall Motor Co., Ltd., Class H	10,500	7,899
Guangdong Investment, Ltd.	40,000	56,482
Hengan International Group Co., Ltd.	5,000	44,799
Huaneng Power International, Inc., Class H	14,000	10,003
Jiangxi Copper Co., Ltd., Class H	14,000	17,111
Lenovo Group, Ltd.	8,000	6,298
PetroChina Co., Ltd., Class H	66,000	48,288
PICC Property & Casualty Co., Ltd., Class H	6,000	10,884
Ping An Insurance (Group) Co. of China, Ltd., Class H	7,000	32,851
Sinopharm Group Co., Ltd., Class H	6,800	29,065
Tencent Holdings, Ltd.	4,900	99,707
Tingyi (Cayman Islands) Holding Corp.	12,000	14,041
Want Want China Holdings, Ltd.	31,000	23,737

		$904,027

Czech Republic — 1.6%
CEZ AS	2,727	$53,255
Komercni Banka AS	138	28,382

		$81,637

Hong Kong — 0.6%
ENN Energy Holdings, Ltd.	6,000	$29,266

		$29,266

1

Security	Shares	Value
India — 1.4%
Infosys, Ltd. ADR	2,620	$49,256
State Bank of India GDR(2)	333	9,391
Wipro, Ltd. ADR	1,189	14,446

		$73,093

Indonesia — 2.3%
Bank Central Asia Tbk PT	37,000	$36,515
Bank Mandiri Tbk PT	20,500	14,902
Bank Rakyat Indonesia Tbk PT	18,000	14,067
Perusahaan Gas Negara Persero Tbk PT	88,000	17,390
Telekomunikasi Indonesia Tbk PT	141,500	37,963

		$120,837

Malaysia — 3.8%
AMMB Holdings Bhd	18,300	$21,195
Axiata Group Bhd	2,300	3,322
CIMB Group Holdings Bhd	21,900	26,132
Malayan Banking Bhd	5,900	13,470
Petronas Gas Bhd	2,000	11,245
Public Bank Bhd	3,900	18,655
Sime Darby Bhd	14,200	27,948
Tenaga Nasional Bhd	19,424	71,354

		$193,321

Mexico — 7.5%
Alfa SAB de CV, Series A	5,100	$9,593
America Movil SAB de CV, Series L	132,837	94,042
Coca-Cola Femsa SAB de CV, Series L	4,400	38,359
Fibra Uno Administracion SA de CV	7,700	18,291
Fomento Economico Mexicano SAB de CV, Series UBD	7,774	72,468
Grupo Financiero Banorte SAB de CV, Class O	4,500	25,586
Grupo Financiero Inbursa SAB de CV, Class O	5,000	9,800
Grupo Mexico SAB de CV, Series B	20,400	51,887
Wal-Mart de Mexico SAB de CV, Series V	26,000	64,257

		$384,283

Philippines — 1.6%
Aboitiz Power Corp.	8,200	$7,844
Bank of the Philippine Islands	8,710	16,804
BDO Unibank, Inc.	10,720	22,837
Metropolitan Bank & Trust Co.	11,210	19,412
Philippine Long Distance Telephone Co.	390	14,258

		$81,155

Poland — 3.7%
Bank Pekao SA	1,018	$41,399
KGHM Polska Miedz SA	1,640	31,974
PGE SA	11,487	39,665
Powszechna Kasa Oszczednosci Bank Polski SA(1)	5,602	35,898
Powszechny Zaklad Ubezpieczen SA	4,840	43,808

		$192,744

Russia — 0.8%
Lukoil PJSC ADR	757	$32,172
Magnit PJSC GDR(2)	308	10,678

		$42,850

South Africa — 3.7%
AngloGold Ashanti, Ltd.(1)	808	$13,135
Bidvest Group, Ltd. (The)	607	15,422
FirstRand, Ltd.	3,067	9,858
Gold Fields, Ltd.	1,607	7,435
MTN Group, Ltd.	2,526	26,443

2

Security	Shares	Value
Naspers, Ltd., Class N	356	$48,990
Sasol, Ltd.	544	17,794
Shoprite Holdings, Ltd.	733	8,821
Standard Bank Group, Ltd.	4,574	41,076

		$188,974

South Korea — 20.4%
Coway Co., Ltd.	119	$10,303
E-MART, Inc.	217	34,855
Hana Financial Group, Inc.	1,090	24,443
Hankook Tire Co., Ltd.	714	33,211
Hyundai Department Store Co., Ltd.	112	14,452
Hyundai Marine & Fire Insurance Co., Ltd.	1,110	30,897
Hyundai Mobis Co., Ltd.	241	54,924
Hyundai Motor Co.	454	56,964
Industrial Bank of Korea	930	9,885
KB Financial Group, Inc.	1,110	33,963
KCC Corp.	32	11,899
Kia Motors Corp.	1,041	43,661
Korea Electric Power Corp.	1,574	85,498
KT Corp.	737	19,742
KT&G Corp.	607	65,395
LG Chem, Ltd.	78	20,233
LG Corp.	194	11,562
LG Electronics, Inc.	374	19,031
LG Uplus Corp.	1,220	11,968
Lotte Shopping Co., Ltd.	81	19,285
Naver Corp.	24	14,224
POSCO	287	60,131
Samsung Electronics Co., Ltd.	170	185,271
Samsung Electronics Co., Ltd., PFC Shares	21	19,179
Samsung Fire & Marine Insurance Co., Ltd.	206	53,103
Shinhan Financial Group Co., Ltd.	1,340	49,132
SK Hynix, Inc.	860	21,094
SK Telecom Co., Ltd. ADR	1,829	36,580

		$1,050,885

Taiwan — 7.9%
Cathay Financial Holding Co., Ltd.	26,165	$29,299
China Steel Corp.	20,000	14,021
Chunghwa Telecom Co., Ltd.	25,330	85,520
CTBC Financial Holding Co., Ltd.	43,137	21,861
Delta Electronics, Inc.	3,000	13,896
Far Eastern New Century Corp.	15,024	11,220
Fubon Financial Holding Co., Ltd.	31,000	37,551
MediaTek, Inc.	2,000	14,184
Nan Ya Plastics Corp.	12,000	23,452
President Chain Store Corp.	4,000	28,282
Taiwan Cooperative Financial Holding Co., Ltd.	30,750	13,561
Taiwan Mobile Co., Ltd.	4,000	13,185
Taiwan Semiconductor Manufacturing Co., Ltd.	21,565	99,078

		$405,110

Thailand — 1.5%
Advanced Info Service PCL	5,400	$24,064
BTS Group Holdings PCL	87,677	23,076
Siam Cement PCL (The)	2,000	27,893

		$75,033

Turkey — 2.4%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	10,080	$10,833
Haci Omer Sabanci Holding AS	6,611	23,851
KOC Holding AS	2,908	15,194

3

Security	Shares	Value
Turkcell Iletisim Hizmetleri AS	8,946	$38,713
Turkiye Garanti Bankasi AS	9,127	28,095
Turkiye Halk Bankasi AS	1,998	7,673

		$124,359

Total Common Stocks (identified cost $4,699,162)		$4,242,101

Exchange-Traded Funds — 7.5%

Security	Shares	Value
Equity Funds — 7.5%
iShares India 50 ETF	2,931	$79,254
iShares MSCI Emerging Markets ETF	827	28,441
iShares MSCI India ETF	8,364	226,330
VanEck Vectors Gold Miners ETF	2,023	52,254

Total Exchange-Traded Funds (identified cost $403,070)		$386,279

Short-Term Investments — 3.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.53%(3)	$155	$154,963

Total Short-Term Investments (identified cost $154,963)		$154,963

Total Investments — 92.9% (identified cost $5,257,195)		$4,783,343

Other Assets, Less Liabilities — 7.1%		$367,062

Net Assets — 100.0%		$5,150,405

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2016, the aggregate value of these securities is $20,069 or 0.4% of the Fund’s net assets.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2016 was $315.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	17.7%	$913,207
Telecommunication Services	12.8	659,512
Information Technology	11.2	577,411
Consumer Staples	10.5	540,828
Utilities	9.1	466,229
Consumer Discretionary	7.5	386,576

4

Sector	Percentage of Net Assets	Value
Materials	6.2%	$316,607
Energy	4.4	226,752
Industrials	2.4	125,914
Health Care	0.6	29,065

Common Stocks	82.4%	$4,242,101
Exchange-Traded Funds	7.5	386,279
Short-Term Investments	3.0	154,963

Total Investments	92.9%	$4,783,343

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	50,833	USD	56,067	State Street Trust Company Canada	6/15/16	$2,214	$—
EUR	59,132	USD	66,219	State Street Trust Company Canada	6/15/16	1,577	—
MXN	2,600,257	USD	144,118	State Street Trust Company Canada	6/15/16	6,384	—
USD	67,773	CZK	1,662,632	State Street Trust Company Canada	6/15/16	—	(2,688)
USD	8,301	HUF	2,345,651	State Street Trust Company Canada	6/15/16	—	(305)
USD	143,204	MXN	2,546,951	State Street Trust Company Canada	6/15/16	—	(4,213)
USD	179,183	MXN	3,206,622	State Street Trust Company Canada	6/15/16	—	(6,415)
USD	13,835	PLN	52,507	State Street Trust Company Canada	6/15/16	90	—
USD	69,333	PLN	273,187	State Street Trust Company Canada	6/15/16	—	(2,179)
USD	34,657	TRY	103,828	State Street Trust Company Canada	6/15/16	—	(2,014)
ZAR	2,602,058	USD	167,149	State Street Trust Company Canada	6/15/16	14,104	—
BRL	453,636	USD	119,851	State Street Trust Company Canada	6/23/16	9,929	—
BRL	112,546	USD	31,116	State Street Trust Company Canada	6/23/16	1,082	—
CLP	129,452,132	USD	187,083	State Street Trust Company Canada	6/23/16	7,983	—
CLP	8,786,130	USD	12,794	State Street Trust Company Canada	6/23/16	446	—
CNY	225,413	USD	34,326	State Street Trust Company Canada	6/23/16	350	—
CNY	209,946	USD	32,250	State Street Trust Company Canada	6/23/16	47	—
COP	155,723,176	USD	48,197	State Street Trust Company Canada	6/23/16	6,055	—
IDR	383,617,340	USD	28,603	State Street Trust Company Canada	6/23/16	208	—
INR	27,742,586	USD	404,942	State Street Trust Company Canada	6/23/16	8,964	—
INR	1,452,249	USD	21,550	State Street Trust Company Canada	6/23/16	117	—
KRW	33,626,666	USD	28,967	State Street Trust Company Canada	6/23/16	342	—
KRW	12,553,075	USD	10,806	State Street Trust Company Canada	6/23/16	135	—
MYR	86,426	USD	22,172	State Street Trust Company Canada	6/23/16	—	(134)
PEN	51,330	USD	15,218	State Street Trust Company Canada	6/23/16	323	—
PHP	544,287	USD	11,733	State Street Trust Company Canada	6/23/16	—	(207)
RUB	20,326,670	USD	279,232	State Street Trust Company Canada	6/23/16	30,484	—
USD	15,007	BRL	56,073	State Street Trust Company Canada	6/23/16	—	(1,035)
USD	130,334	BRL	496,964	State Street Trust Company Canada	6/23/16	—	(11,841)
USD	72,679	CNY	472,235	State Street Trust Company Canada	6/23/16	34	—
USD	481,703	CNY	3,161,419	State Street Trust Company Canada	6/23/16	—	(4,628)
USD	51,935	KRW	58,557,079	State Street Trust Company Canada	6/23/16	898	—
USD	20,089	KRW	23,139,248	State Street Trust Company Canada	6/23/16	—	(79)
USD	520,346	KRW	623,530,941	State Street Trust Company Canada	6/23/16	—	(23,113)
USD	121,642	MYR	506,336	State Street Trust Company Canada	6/23/16	—	(7,466)
USD	34,234	PHP	1,609,345	State Street Trust Company Canada	6/23/16	156	—
USD	93,701	RUB	6,657,439	State Street Trust Company Canada	6/23/16	—	(7,738)
USD	59,505	THB	2,092,536	State Street Trust Company Canada	6/23/16	—	(333)
USD	30,051	TWD	963,736	State Street Trust Company Canada	6/23/16	222	—
USD	281,205	TWD	9,235,625	State Street Trust Company Canada	6/23/16	—	(4,652)

						$92,144	$(79,040)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Equity Futures
E-mini MSCI Emerging Markets Index	6	Long	Jun-16	$250,582	$251,520	$938

						$938

5

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

Currency Abbreviations:

BRL	-	Brazilian Real

CLP	-	Chilean Peso

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

CZK	-	Czech Koruna

EUR	-	Euro

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

KRW	-	South Korean Won

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RUB	-	Russian Ruble

THB	-	Thai Baht

TRY	-	New Turkish Lira

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

ZAR	-	South African Rand

At April 30, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Fund enters into forward foreign currency exchange contracts to enhance return.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial futures contracts	$938	$—

Total		$938	$—

Foreign Exchange	Forward foreign currency exchange contracts	$92,144	$(79,040)

Total		$92,144	$(79,040)

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,258,805

Gross unrealized appreciation	$378,462
Gross unrealized depreciation	(853,924)

Net unrealized depreciation	$(475,462)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

6

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Asia/Pacific	$150,451	$2,782,276	$—	$2,932,727
Emerging Europe	32,172	409,418	—	441,590
Latin America	678,810	—	—	678,810
Middle East/Africa	—	188,974	—	188,974
Total Common Stocks	$861,433	$3,380,668 *	$—	$4,242,101
Exchange-Traded Funds	$386,279	$—	$—	$386,279
Short-Term Investments	—	154,963	—	154,963
Total Investments	$1,247,712	$3,535,631	$—	$4,783,343
Forward Foreign Currency Exchange Contracts	$—	$92,144	$—	$92,144
Futures Contracts	938	—	—	938
Total	$1,248,650	$3,627,775	$—	$4,876,425

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(79,040)	$—	$(79,040)
Total	$—	$(79,040)	$—	$(79,040)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of July 31, 2015 whose fair value was determined using Level 3 inputs. At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance

Hexavest Global Equity Fund

April 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 79.0%

Security	Shares	Value
Australia — 2.7%
AGL Energy, Ltd.	7,428	$102,888
Amcor, Ltd.	6,047	70,501
Aurizon Holdings, Ltd.	17,599	56,859
Australia and New Zealand Banking Group, Ltd.	1,239	22,711
BHP Billiton, Ltd.	6,773	105,774
Caltex Australia, Ltd.	4,869	119,501
Coca-Cola Amatil, Ltd.	14,815	96,519
Commonwealth Bank of Australia	1,222	68,221
CSL, Ltd.	167	13,308
Dexus Property Group	3,190	20,340
Fortescue Metals Group, Ltd.	3,272	8,409
Goodman Group	15,854	82,597
GPT Group (The)	21,981	83,715
Insurance Australia Group, Ltd.	15,952	69,513
LendLease Group	6,826	65,568
Mirvac Group	43,102	60,982
National Australia Bank, Ltd.	1,411	28,948
Newcrest Mining, Ltd.(1)	2,552	37,212
QBE Insurance Group, Ltd.	3,725	31,352
Rio Tinto, Ltd.	894	34,882
Scentre Group	11,586	41,125
Stockland	29,420	97,306
Telstra Corp., Ltd.	28,226	114,608
Vicinity Centres	26,351	66,236
Wesfarmers, Ltd.	2,207	71,464
Westpac Banking Corp.	2,777	65,186
Woodside Petroleum, Ltd.	3,581	76,669
Woolworths, Ltd.	3,185	53,298

		$1,765,692

Brazil — 0.1%
AMBEV SA ADR	8,818	$49,293
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR, PFC Shares	959	14,049
Cia Energetica de Minas Gerais SA ADR	2,952	5,786

		$69,128

Canada — 5.2%
Agnico Eagle Mines, Ltd.	1,109	$52,356
Barrick Gold Corp.	26,840	519,654
BCE, Inc.	3,038	142,469
Eldorado Gold Corp.	75,676	319,020
Enbridge, Inc.	1,610	66,879
Goldcorp, Inc.	19,493	392,750
IAMGOLD Corp.(1)	12,658	430,555
Kinross Gold Corp.(1)	145,163	827,359
New Gold, Inc.(1)	4,326	20,332
Osisko Gold Royalties, Ltd.	861	11,528
Rogers Communications Inc., Class B	2,841	110,497
Silver Wheaton Corp.	2,397	50,217
TransCanada Corp.	2,853	118,468
Yamana Gold, Inc.	62,561	310,075

		$3,372,159

Security	Shares	Value
Chile — 0.1%
Enersis Americas SA ADR	2,592	$22,188
Enersis Chile SA ADR(1)	2,592	16,511

		$38,699

China — 0.7%
Belle International Holdings, Ltd.	16,000	$9,758
China Construction Bank Corp., Class H	50,000	31,756
China Mengniu Dairy Co., Ltd.	10,000	16,911
China Mobile, Ltd.	8,500	97,587
China Resources Beer Holdings Co., Ltd.	4,000	8,769
China Shenhua Energy Co., Ltd., Class H	7,000	11,805
China Telecom Corp., Ltd., Class H	26,000	12,905
China Unicom (Hong Kong), Ltd.	28,000	32,768
Dongfeng Motor Group Co., Ltd., Class H	12,000	13,113
Geely Automobile Holdings, Ltd.	40,000	19,884
Guangdong Investment, Ltd.	38,000	53,658
Hengan International Group Co., Ltd.	5,000	44,799
Industrial & Commercial Bank of China, Ltd., Class H	49,000	26,235
Ping An Insurance (Group) Co. of China, Ltd., Class H	3,000	14,079
Tencent Holdings, Ltd.	1,600	32,557
Tingyi (Cayman Islands) Holding Corp.	10,000	11,701
Want Want China Holdings, Ltd.	28,000	21,440

		$459,725

Denmark — 0.7%
Danske Bank A/S	1,758	$49,742
Novo Nordisk A/S, Class B	3,385	188,999
TDC A/S	18,564	95,053
William Demant Holding A/S(1)	974	100,156

		$433,950

France — 0.8%
Compagnie Generale des Etablissements Michelin, Class B	671	$70,086
Sanofi	2,109	173,838
Societe Generale SA	1,790	70,431
Sodexo SA	586	59,200
Total SA	1,232	62,266
Veolia Environnement SA	2,173	53,381
Vivendi SA	1,185	22,764

		$511,966

Germany — 1.6%
BASF SE	434	$35,905
Bayerische Motoren Werke AG	1,287	119,065
Daimler AG	1,844	128,484
Deutsche Post AG	4,281	125,747
Deutsche Telekom AG	4,327	75,953
Hugo Boss AG	925	59,030
Merck KGaA	1,090	102,653
Muenchener Rueckversicherungs-Gesellschaft AG	718	133,480
SAP SE	1,729	135,659
Siemens AG	1,274	133,322

		$1,049,298

Hong Kong — 0.3%
AIA Group, Ltd.	3,102	$18,524
CLP Holdings, Ltd.	8,500	78,583
ENN Energy Holdings, Ltd.	2,000	9,755
Hong Kong & China Gas Co., Ltd.	9,280	17,275
Li & Fung, Ltd.	28,000	17,317
MTR Corp., Ltd.	10,000	49,503

		$190,957

Security	Shares	Value
India — 0.1%
HDFC Bank, Ltd. ADR	949	$59,664
Infosys, Ltd. ADR	1,829	34,385

		$94,049

Ireland — 0.1%
Kerry Group PLC, Class A	754	$67,236

		$67,236

Israel — 0.6%
Bank Leumi Le-Israel B.M.(1)	26,126	$97,092
Bezeq Israeli Telecommunication Corp., Ltd.	21,942	46,242
Mizrahi Tefahot Bank, Ltd.	8,449	98,272
Teva Pharmaceutical Industries, Ltd.	2,766	151,945

		$393,551

Italy — 0.2%
Enel SpA	15,636	$71,063
ENI SpA	4,029	65,821

		$136,884

Japan — 6.4%
Aeon Co., Ltd.	1,000	$14,985
Asahi Group Holdings, Ltd.	3,200	101,558
Asahi Kasei Corp.	5,000	34,211
Astellas Pharma, Inc.	3,800	51,234
Bridgestone Corp.	2,000	73,615
Canon, Inc.	2,400	67,111
Central Japan Railway Co.	400	70,070
Chubu Electric Power Co., Inc.	4,900	64,544
Daihatsu Motor Co., Ltd.	1,000	13,345
Daiichi Sankyo Co., Ltd.	800	18,854
Daiwa House Industry Co., Ltd.	1,000	26,717
Denso Corp.	1,300	49,415
East Japan Railway Co.	1,400	123,166
Electric Power Development Co., Ltd.	1,400	42,193
FamilyMart Co., Ltd.	2,600	137,214
FANUC Corp.	500	73,861
Hitachi, Ltd.	2,310	10,585
Honda Motor Co., Ltd.	4,200	113,340
Japan Tobacco, Inc.	4,000	163,432
Kajima Corp.	10,000	62,122
Kansai Electric Power Co., Inc. (The)(1)	3,200	28,183
KDDI Corp.	7,800	224,685
Keyence Corp.	100	59,939
Kirin Holdings Co., Ltd.	1,000	14,423
Komatsu, Ltd.	2,600	44,655
Kyushu Electric Power Co., Inc.(1)	1,700	17,062
Lawson, Inc.	2,200	170,287
Mazda Motor Corp.	800	12,189
Mitsubishi Electric Corp.	1,000	10,627
Mitsubishi Estate Co., Ltd.	4,000	76,010
Mitsubishi UFJ Financial Group, Inc.	14,200	65,530
Mitsui Fudosan Co., Ltd.	3,000	73,267
Mizuho Financial Group, Inc.	32,700	49,014
Murata Manufacturing Co., Ltd.	400	52,165
Nikon Corp.	3,400	49,563
Nippon Telegraph & Telephone Corp.	3,000	134,251
Nissan Motor Co., Ltd.	6,400	56,794
NTT DoCoMo, Inc.	9,600	230,246
Obayashi Corp.	7,000	68,602
Osaka Gas Co., Ltd.	16,000	57,683
Panasonic Corp.	6,300	56,184

Security	Shares	Value
Seven & i Holdings Co., Ltd.	3,900	$159,129
Shin-Etsu Chemical Co., Ltd.	1,000	56,009
SMC Corp.	300	73,158
SoftBank Group Corp.	2,300	123,672
Sony Corp.	1,700	41,177
Sumitomo Metal Mining Co., Ltd.	6,000	67,695
Sumitomo Mitsui Financial Group, Inc.	1,700	51,156
Sumitomo Realty & Development Co., Ltd.	1,000	29,076
Taisei Corp.	8,000	54,604
Takeda Pharmaceutical Co., Ltd.	2,200	105,076
Tokio Marine Holdings, Inc.	1,200	39,267
Tokyo Electric Power Co. Holdings, Inc.(1)	8,500	45,525
Tokyo Gas Co., Ltd.	14,000	61,791
Tokyu Fudosan Holdings Corp.	3,800	25,835
Toray Industries, Inc.	2,000	16,706
Toyota Motor Corp.	5,100	258,518
Unicharm Corp.	1,500	31,007

		$4,102,332

Luxembourg — 0.1%
ArcelorMittal	5,929	$33,470

		$33,470

Mexico — 0.0%(2)
America Movil SAB de CV ADR, Series L	1,738	$24,610

		$24,610

Netherlands — 1.0%
Heineken NV	737	$69,151
ING Groep NV	3,002	36,785
Koninklijke Vopak NV	1,598	86,882
Mylan NV(1)	8,606	358,956
Unilever NV	1,332	58,021

		$609,795

Norway — 0.4%
Norsk Hydro ASA	9,479	$41,243
Statoil ASA	3,184	56,043
Telenor ASA	7,675	132,057

		$229,343

Peru — 0.1%
Cia de Minas Buenaventura SA ADR(1)	4,139	$42,011

		$42,011

Singapore — 1.2%
ComfortDelGro Corp., Ltd.	34,000	$72,872
DBS Group Holdings, Ltd.	13,511	152,824
Oversea-Chinese Banking Corp., Ltd.	23,000	149,410
Singapore Press Holdings, Ltd.	4,000	12,041
Singapore Telecommunications, Ltd.	64,000	181,519
StarHub, Ltd.	15,000	36,847
United Overseas Bank, Ltd.	10,000	137,806

		$743,319

South Korea — 0.2%
Korea Electric Power Corp. ADR	1,696	$45,622
Samsung Electronics Co., Ltd. GDR(3)	46	25,070
SK Telecom Co., Ltd. ADR	3,689	73,780

		$144,472

Spain — 0.8%
Aena SA(1)(3)	420	$59,999
Banco Bilbao Vizcaya Argentaria SA	7,776	53,435
Banco Santander SA	12,516	63,560

Security	Shares	Value
Endesa SA	3,701	$77,869
Iberdrola SA	16,083	114,491
Telefonica SA	14,644	160,193

		$529,547

Sweden — 0.9%
Hennes & Mauritz AB, Class B	2,433	$86,640
ICA Gruppen AB	3,297	108,402
Nordea Bank AB	5,036	48,951
Skanska AB, Class B	236	5,202
Svenska Cellulosa AB SCA, Class B	3,323	104,846
Svenska Handelsbanken AB, Class A	2,953	39,393
Swedbank AB, Class A	2,677	57,793
Tele2 AB, Class B	8,638	82,534
Telefonaktiebolaget LM Ericsson, Class B	6,750	54,691

		$588,452

Switzerland — 3.3%
ABB, Ltd.	4,378	$92,683
Credit Suisse Group AG	5,200	79,136
Geberit AG	185	71,175
Kuehne & Nagel International AG	578	83,414
Nestle SA	6,770	505,311
Novartis AG	5,132	390,557
Roche Holding AG PC	1,643	415,694
Swiss Re AG	608	54,038
Swisscom AG	271	137,716
Syngenta AG	329	131,983
UBS Group AG	4,599	79,726
Zurich Insurance Group AG	244	54,750

		$2,096,183

United Kingdom — 5.2%
Associated British Foods PLC	1,812	$81,287
AstraZeneca PLC	2,424	139,071
BHP Billiton PLC	7,599	103,837
BP PLC	19,645	108,232
British American Tobacco PLC	1,802	109,872
BT Group PLC	20,337	131,826
Centrica PLC	28,501	99,532
Compass Group PLC	3,012	53,639
Diageo PLC	5,160	139,506
GlaxoSmithKline PLC	8,262	176,579
HSBC Holdings PLC	21,644	143,432
Imperial Brands PLC	2,099	114,129
Land Securities Group PLC	2,765	45,798
Lloyds Banking Group PLC	74,590	73,211
London Stock Exchange Group PLC	487	19,345
National Grid PLC	10,978	156,641
Next PLC	829	61,699
Randgold Resources, Ltd.	443	44,250
Randgold Resources, Ltd. ADR	442	44,421
Reckitt Benckiser Group PLC	1,438	140,088
RELX PLC	2,531	44,840
Rio Tinto PLC	4,206	141,096
Royal Dutch Shell PLC, Class A	6,610	173,137
Royal Mail PLC	10,056	71,624
SABMiller PLC	1,819	111,407
Segro PLC	9,689	59,199
Shire PLC	2,173	135,600
Sky PLC	4,702	64,634
SSE PLC	4,298	94,958
Tate & Lyle PLC	9,415	81,059

Security	Shares	Value
Unilever PLC	2,586	$115,547
Vodafone Group PLC	68,241	219,861
William Hill PLC	16,045	73,459

		$3,372,816

United States — 46.2%
AES Corp. (The)	3,146	$35,109
Ameren Corp.	3,820	183,360
American Electric Power Co., Inc.	1,742	110,617
American Express Co.	8,580	561,389
AmerisourceBergen Corp.	3,615	307,636
Apple, Inc.	8,405	787,885
Archer-Daniels-Midland Co.	7,856	313,769
Assurant, Inc.	1,582	133,790
AT&T, Inc.	38,848	1,508,079
AvalonBay Communities, Inc.	919	162,470
CalAtlantic Group, Inc.	10,973	355,196
Cardinal Health, Inc.	5,690	446,437
CenturyLink, Inc.	8,838	273,536
Cisco Systems, Inc.	22,085	607,117
Clorox Co. (The)	196	24,545
Coca-Cola Co. (The)	19,091	855,277
Comcast Corp., Class A	2,778	168,791
Consolidated Edison, Inc.	3,669	273,707
Costco Wholesale Corp.	2,641	391,211
CVS Health Corp.	2,297	230,849
D.R. Horton, Inc.	6,416	192,865
DaVita HealthCare Partners, Inc.(1)	2,136	157,850
Dollar General Corp.	4,535	371,462
Dollar Tree, Inc.(1)	5,756	458,811
Domtar Corp.	3,316	128,130
DTE Energy Co.	1,499	133,651
Duke Energy Corp.	4,194	330,403
Edison International	4,651	328,872
Eli Lilly & Co.	6,469	488,604
Endo International PLC(1)	7,666	206,982
Entergy Corp.	1,833	137,805
Exelon Corp.	9,544	334,899
FirstEnergy Corp.	4,286	139,681
Ford Motor Co.	20,446	277,248
General Motors Co.	7,820	248,676
HCP, Inc.	8,900	301,087
Hershey Co. (The)	2,815	262,105
International Business Machines Corp.	1,693	247,076
Johnson & Johnson	9,863	1,105,445
Kellogg Co.	1,561	119,900
Kroger Co. (The)	9,376	331,817
Macy’s, Inc.	4,184	165,645
MasterCard, Inc., Class A	1,430	138,696
McDonald’s Corp.	4,482	566,928
McKesson Corp.	2,266	380,280
MDC Holdings, Inc.	4,730	116,405
Mead Johnson Nutrition Co.	3,781	329,514
Merck & Co., Inc.	12,832	703,707
Meritage Homes Corp.(1)	3,231	109,951
Microsoft Corp.	9,898	493,613
Newmont Mining Corp.	11,823	413,450
NextEra Energy, Inc.	2,763	324,874
Oracle Corp.	15,623	622,733
Patterson Cos., Inc.	3,573	154,890
Paychex, Inc.	5,038	262,581

Security	Shares	Value
PepsiCo, Inc.	5,160	$531,274
Pfizer, Inc.	37,172	1,215,896
PG&E Corp.	7,078	411,940
Philip Morris International, Inc.	5,987	587,444
Pinnacle West Capital Corp.	2,511	182,424
PNC Financial Services Group, Inc. (The)	1,905	167,221
PPL Corp.	7,274	273,793
Procter & Gamble Co. (The)	11,284	904,074
Public Service Enterprise Group, Inc.	2,840	131,009
PulteGroup, Inc.	10,493	192,966
QUALCOMM, Inc.	6,766	341,818
Realty Income Corp.	7,386	437,251
Royal Gold, Inc.	576	36,069
Southern Co. (The)	11,706	586,471
Sysco Corp.	8,629	397,538
Taylor Morrison Home Corp., Class A(1)	5,796	83,462
Travelers Cos., Inc. (The)	3,801	417,730
U.S. Bancorp	9,381	400,475
United Rentals, Inc.(1)	2,677	179,172
United Technologies Corp.	1,478	154,259
Varian Medical Systems, Inc.(1)	2,188	177,622
Verizon Communications, Inc.	26,400	1,344,816
Visa, Inc., Class A	1,712	132,235
Wal-Mart Stores, Inc.	12,762	853,395
Welltower, Inc.	4,931	342,310
Weyerhaeuser Co.	7,489	240,547
Xcel Energy, Inc.	3,609	144,468

		$29,685,085

Total Common Stocks (identified cost $45,214,514)		$50,784,729

Exchange-Traded Funds — 9.1%

Security	Shares	Value
Equity Funds — 9.1%
iShares MSCI Australia ETF	9,436	$188,060
iShares MSCI Chile Capped ETF	2,301	87,737
iShares MSCI Emerging Markets ETF	18,336	630,575
iShares MSCI Eurozone ETF	1,723	60,770
iShares MSCI Japan ETF	126,929	1,449,529
iShares MSCI Malaysia ETF	26,993	230,790
iShares MSCI Mexico Capped ETF	3,759	203,136
iShares MSCI Poland Capped ETF	8,035	152,183
iShares MSCI Singapore ETF	2,736	29,740
iShares MSCI South Africa ETF	572	31,803
iShares MSCI South Korea Capped ETF	8,381	437,824
iShares MSCI Switzerland Capped ETF	3,009	92,106
iShares MSCI Taiwan ETF	29,224	381,665
iShares MSCI United Kingdom ETF	2,279	37,171
SPDR Euro Stoxx 50 ETF	2,378	81,090
VanEck Vectors Gold Miners ETF	62,474	1,613,703
WisdomTree India Earnings Fund	7,142	139,840

Total Exchange-Traded Funds (identified cost $5,780,954)		$5,847,722

Short-Term Investments — 6.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.53%(4)	$4,140	$4,139,709

Total Short-Term Investments (identified cost $4,139,709)		$4,139,709

Total Investments — 94.5% (identified cost $55,135,177)		$60,772,160

Other Assets, Less Liabilities — 5.5%		$3,525,588

Net Assets — 100.0%		$64,297,748

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2016, the aggregate value of these securities is $85,069 or 0.1% of the Fund’s net assets.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2016 was $8,135.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Consumer Staples	14.2%	$9,118,852
Health Care	12.2	7,867,869
Financials	9.9	6,351,809
Telecommunication Services	8.9	5,748,310
Utilities	8.4	5,400,265
Consumer Discretionary	7.7	4,948,199
Materials	7.1	4,561,110
Information Technology	6.4	4,105,916
Industrials	2.7	1,736,696
Energy	1.5	945,703

Common Stocks	79.0%	$50,784,729
Exchange-Traded Funds	9.1	5,847,722
Short-Term Investments	6.4	4,139,709

Total Investments	94.5%	$60,772,160

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CAD	357,115	USD	268,689	State Street Trust Company Canada	6/15/16	$15,935	$—
CHF	178,567	USD	185,230	State Street Trust Company Canada	6/15/16	1,254	—
DKK	1,839,793	USD	272,010	State Street Trust Company Canada	6/15/16	11,411	—
EUR	5,140,967	USD	5,670,332	State Street Trust Company Canada	6/15/16	223,909	—
EUR	186,885	USD	212,208	State Street Trust Company Canada	6/15/16	2,060	—
EUR	153,048	USD	173,678	State Street Trust Company Canada	6/15/16	1,796	—
GBP	697,193	USD	992,963	State Street Trust Company Canada	6/15/16	25,854	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
JPY	271,122,449	USD	2,393,003	State Street Trust Company Canada	6/15/16	$157,768	$—
MXN	3,255,806	USD	181,931	State Street Trust Company Canada	6/15/16	6,514	—
USD	676,580	AUD	910,018	State Street Trust Company Canada	6/15/16	—	(14,128)
USD	1,299,648	AUD	1,750,393	State Street Trust Company Canada	6/15/16	—	(28,909)
USD	267,970	CAD	340,195	State Street Trust Company Canada	6/15/16	—	(3,169)
USD	203,121	CAD	264,293	State Street Trust Company Canada	6/15/16	—	(7,523)
USD	392,348	CAD	506,585	State Street Trust Company Canada	6/15/16	—	(11,405)
USD	1,122,349	CAD	1,491,681	State Street Trust Company Canada	6/15/16	—	(66,535)
USD	1,833,356	CAD	2,452,482	State Street Trust Company Canada	6/15/16	—	(121,296)
USD	431,086	CHF	428,133	State Street Trust Company Canada	6/15/16	—	(16,031)
USD	214,734	EUR	188,245	State Street Trust Company Canada	6/15/16	—	(1,093)
USD	1,435,695	EUR	1,280,775	State Street Trust Company Canada	6/15/16	—	(32,744)
USD	257,127	ILS	1,003,361	State Street Trust Company Canada	6/15/16	—	(11,602)
USD	179,662	JPY	19,598,898	State Street Trust Company Canada	6/15/16	—	(4,728)
USD	128,749	JPY	14,301,937	State Street Trust Company Canada	6/15/16	—	(5,806)
USD	1,287,695	JPY	139,690,387	State Street Trust Company Canada	6/15/16	—	(26,539)
USD	1,389,323	JPY	151,368,874	State Street Trust Company Canada	6/15/16	—	(34,783)
USD	430,037	MXN	7,648,415	State Street Trust Company Canada	6/15/16	—	(12,650)
USD	89,570	NOK	761,478	State Street Trust Company Canada	6/15/16	—	(4,983)
USD	93,440	PLN	368,174	State Street Trust Company Canada	6/15/16	—	(2,936)
USD	437,039	SGD	604,097	State Street Trust Company Canada	6/15/16	—	(11,703)
USD	66,902	ZAR	1,041,477	State Street Trust Company Canada	6/15/16	—	(5,645)
USD	180,642	ZAR	2,854,033	State Street Trust Company Canada	6/15/16	—	(18,163)
USD	198,045	BRL	714,349	State Street Trust Company Canada	6/23/16	—	(6,321)
USD	209,967	CNY	1,364,258	State Street Trust Company Canada	6/23/16	98	—
USD	430,132	CNY	2,824,033	State Street Trust Company Canada	6/23/16	—	(4,298)
USD	486,130	CNY	3,190,473	State Street Trust Company Canada	6/23/16	—	(4,670)
USD	171,212	INR	11,645,831	State Street Trust Company Canada	6/23/16	—	(2,538)
USD	159,427	INR	10,922,326	State Street Trust Company Canada	6/23/16	—	(3,529)
USD	279,826	KRW	328,025,715	State Street Trust Company Canada	6/23/16	—	(6,076)
USD	540,382	KRW	647,539,383	State Street Trust Company Canada	6/23/16	—	(24,003)
USD	167,874	MYR	698,776	State Street Trust Company Canada	6/23/16	—	(10,304)
USD	218,080	TWD	7,108,972	State Street Trust Company Canada	6/23/16	—	(1,954)
USD	375,602	TWD	12,335,910	State Street Trust Company Canada	6/23/16	—	(6,214)

						$446,599	$(512,278)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Equity Futures
E-mini MSCI Emerging Markets Index	49	Long	Jun-16	$1,989,548	$2,054,080	$64,532
Nikkei 225 Index	25	Long	Jun-16	1,956,332	1,785,594	(170,738)
SPI 200 Index	1	Long	Jun-16	98,184	98,882	698
TOPIX Index	9	Long	Jun-16	1,151,048	1,073,293	(77,755)

						$(183,263)

Nikkei 225 Index: Price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange.

SPI 200 Index: Market capitalization-weighted stock index of 200 largest, blue-chip companies listed on the Australian Securities Exchange.

TOPIX Index: Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

Currency Abbreviations:

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CHF	-	Swiss Franc

CNY	-	Yuan Renminbi

DKK	-	Danish Krone

EUR	-	Euro

GBP	-	British Pound Sterling

ILS	-	Israeli Shekel

INR	-	Indian Rupee

JPY	-	Japanese Yen

KRW	-	South Korean Won

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NOK	-	Norwegian Krone

PLN	-	Polish Zloty

SGD	-	Singapore Dollar

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

ZAR	-	South African Rand

At April 30, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Fund enters into forward foreign currency exchange contracts to enhance return.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial futures contracts	$65,230	$(248,493)

Total		$65,230	$(248,493)

Foreign Exchange	Forward foreign currency exchange contracts	$446,599	$(512,278)

Total		$446,599	$(512,278)

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$55,399,008

Gross unrealized appreciation	$7,602,684
Gross unrealized depreciation	(2,229,532)

Net unrealized appreciation	$5,373,152

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Asia/Pacific	$238,521	$7,262,025	$—	$7,500,546
Developed Europe	403,377	9,255,563	—	9,658,940
Developed Middle East	—	393,551	—	393,551
Latin America	174,448	—	—	174,448
North America	33,057,244	—	—	33,057,244
Total Common Stocks	$33,873,590	$16,911,139 *	$—	$50,784,729
Exchange-Traded Funds	$5,847,722	$—	$—	$5,847,722
Short-Term Investments	—	4,139,709	—	4,139,709
Total Investments	$39,721,312	$21,050,848	$—	$60,772,160
Forward Foreign Currency Exchange Contracts	$—	$446,599	$—	$446,599
Futures Contracts	64,532	698	—	65,230
Total	$39,785,844	$21,498,145	$—	$61,283,989

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(512,278)	$—	$(512,278)
Futures Contracts	—	(248,493)	—	(248,493)
Total	$—	$(760,771)	$—	$(760,771)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of July 31, 2015 whose fair value was determined using Level 3 inputs. At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Hexavest International Equity Fund

April 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 86.3%

Security	Shares	Value
Australia — 7.6%
AGL Energy, Ltd.	2,098	$29,060
Amcor, Ltd.	1,824	21,266
Aurizon Holdings, Ltd.	4,085	13,198
Australia and New Zealand Banking Group, Ltd.	634	11,621
BHP Billiton, Ltd.	1,964	30,672
Caltex Australia, Ltd.	1,219	29,918
Coca-Cola Amatil, Ltd.	5,444	35,468
Commonwealth Bank of Australia	429	23,950
CSL, Ltd.	90	7,172
Dexus Property Group	1,290	8,225
Fortescue Metals Group, Ltd.	952	2,447
Goodman Group	4,975	25,919
GPT Group (The)	5,161	19,656
Insurance Australia Group, Ltd.	4,833	21,060
LendLease Group	1,886	18,116
Mirvac Group	12,503	17,690
National Australia Bank, Ltd.	688	14,115
Newcrest Mining, Ltd.(1)	1,594	23,243
QBE Insurance Group, Ltd.	891	7,499
Rio Tinto, Ltd.	259	10,106
Scentre Group	4,781	16,970
Stockland	8,995	29,751
Telstra Corp., Ltd.	11,171	45,358
Vicinity Centres	8,269	20,785
Wesfarmers, Ltd.	735	23,800
Westpac Banking Corp.	875	20,539
Woodside Petroleum, Ltd.	1,237	26,484
Woolworths, Ltd.	1,159	19,395

		$573,483

Brazil — 0.1%
AMBEV SA ADR	1,143	$6,389
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR, PFC Shares	124	1,817
Cia Energetica de Minas Gerais SA ADR	383	751

		$8,957

Chile — 0.1%
Enersis Americas SA ADR	336	$2,876
Enersis Chile SA ADR(1)	336	2,141

		$5,017

China — 0.8%
Belle International Holdings, Ltd.	2,000	$1,220
China Construction Bank Corp., Class H	6,000	3,811
China Mengniu Dairy Co., Ltd.	2,000	3,382
China Mobile, Ltd.	1,000	11,481
China Shenhua Energy Co., Ltd., Class H	1,000	1,686
China Telecom Corp., Ltd., Class H	4,000	1,985
China Unicom (Hong Kong), Ltd.	4,000	4,681

1

Security	Shares	Value
Dongfeng Motor Group Co., Ltd., Class H	2,000	$2,186
Geely Automobile Holdings, Ltd.	5,000	2,486
Guangdong Investment, Ltd.	6,000	8,472
Hengan International Group Co., Ltd.	500	4,480
Industrial & Commercial Bank of China, Ltd., Class H	6,000	3,212
Tencent Holdings, Ltd.	200	4,070
Tingyi (Cayman Islands) Holding Corp.	2,000	2,340
Want Want China Holdings, Ltd.	4,000	3,063

		$58,555

Denmark — 2.4%
Danske Bank A/S	908	$25,692
Novo Nordisk A/S, Class B	1,322	73,813
TDC A/S	7,919	40,547
William Demant Holding A/S(1)	418	42,983

		$183,035

France — 2.5%
Compagnie Generale des Etablissements Michelin, Class B	199	$20,785
Sanofi	857	70,639
Societe Generale SA	584	22,979
Sodexo SA	153	15,457
Total SA	530	26,787
Veolia Environnement SA	859	21,102
Vivendi SA	468	8,990

		$186,739

Germany — 5.3%
BASF SE	157	$12,989
Bayerische Motoren Werke AG	482	44,591
Daimler AG	652	45,429
Deutsche Post AG	1,617	47,496
Deutsche Telekom AG	1,711	30,034
Hugo Boss AG	381	24,314
Merck KGaA	456	42,945
Muenchener Rueckversicherungs-Gesellschaft AG	269	50,009
SAP SE	584	45,821
Siemens AG	504	52,743

		$396,371

Hong Kong — 0.8%
AIA Group, Ltd.	925	$5,524
CLP Holdings, Ltd.	2,000	18,490
Hong Kong & China Gas Co., Ltd.	6,550	12,193
Li & Fung, Ltd.	10,000	6,184
MTR Corp., Ltd.	3,000	14,851

		$57,242

India — 0.2%
HDFC Bank, Ltd. ADR	122	$7,670
Infosys, Ltd. ADR	237	4,456

		$12,126

Ireland — 0.4%
Kerry Group PLC, Class A	311	$27,733

		$27,733

Israel — 2.1%
Bank Leumi Le-Israel B.M.(1)	10,523	$39,107

2

Security	Shares	Value
Bezeq Israeli Telecommunication Corp., Ltd.	7,844	$16,531
Mizrahi Tefahot Bank, Ltd.	3,555	41,349
Teva Pharmaceutical Industries, Ltd.	1,096	60,206

		$157,193

Italy — 0.7%
Enel SpA	6,415	$29,155
ENI SpA	1,584	25,878

		$55,033

Japan — 22.6%
Aeon Co., Ltd.	400	$5,994
Asahi Group Holdings, Ltd.	1,100	34,911
Asahi Kasei Corp.	1,000	6,842
Astellas Pharma, Inc.	1,500	20,224
Bridgestone Corp.	900	33,127
Canon, Inc.	800	22,370
Central Japan Railway Co.	100	17,518
Chubu Electric Power Co., Inc.	1,200	15,807
Daihatsu Motor Co., Ltd.	1,000	13,345
Daiichi Sankyo Co., Ltd.	300	7,070
Denso Corp.	300	11,403
East Japan Railway Co.	1,000	87,976
Electric Power Development Co., Ltd.	500	15,069
FamilyMart Co., Ltd.	1,400	73,885
FANUC Corp.	200	29,544
Fast Retailing Co., Ltd.	100	26,330
Hitachi, Ltd.	622	2,850
Honda Motor Co., Ltd.	2,300	62,067
Japan Tobacco, Inc.	1,400	57,201
Kajima Corp.	5,000	31,061
Kansai Electric Power Co., Inc. (The)(1)	1,600	14,091
KDDI Corp.	3,700	106,581
Komatsu, Ltd.	800	13,740
Kyushu Electric Power Co., Inc.(1)	700	7,026
Lawson, Inc.	900	69,663
Mazda Motor Corp.	200	3,047
Mitsubishi Electric Corp.	1,000	10,627
Mitsubishi Estate Co., Ltd.	1,000	19,003
Mitsubishi UFJ Financial Group, Inc.	7,600	35,073
Mitsui Fudosan Co., Ltd.	1,000	24,422
Mizuho Financial Group, Inc.	11,500	17,238
Murata Manufacturing Co., Ltd.	100	13,041
Nikon Corp.	1,100	16,035
Nippon Telegraph & Telephone Corp.	1,500	67,126
Nissan Motor Co., Ltd.	1,100	9,761
NTT DoCoMo, Inc.	3,700	88,741
Obayashi Corp.	1,000	9,800
Osaka Gas Co., Ltd.	7,000	25,236
Panasonic Corp.	1,800	16,053
Seven & i Holdings Co., Ltd.	2,200	89,765
Shin-Etsu Chemical Co., Ltd.	400	22,404
SMC Corp.	100	24,386
SoftBank Group Corp.	1,000	53,771
Sony Corp.	600	14,533
Sumitomo Metal Mining Co., Ltd.	2,000	22,565
Sumitomo Mitsui Financial Group, Inc.	700	21,064
Taisei Corp.	2,000	13,651

3

Security	Shares	Value
Takeda Pharmaceutical Co., Ltd.	700	$33,433
Tokio Marine Holdings, Inc.	500	16,361
Tokyo Electric Power Co. Holdings, Inc.(1)	3,000	16,068
Tokyo Gas Co., Ltd.	11,000	48,550
Tokyu Fudosan Holdings Corp.	1,300	8,838
Toray Industries, Inc.	1,000	8,353
Toyota Motor Corp.	2,900	147,000
Unicharm Corp.	700	14,470

		$1,696,110

Luxembourg — 0.2%
ArcelorMittal	2,338	$13,198

		$13,198

Mexico — 0.0%(2)
America Movil SAB de CV ADR, Series L	225	$3,186

		$3,186

Netherlands — 1.7%
Heineken NV	316	$29,649
ING Groep NV	1,185	14,520
Koninklijke Vopak NV	551	29,958
Unilever NV	1,305	56,845

		$130,972

Norway — 1.2%
Norsk Hydro ASA	3,998	$17,395
Statoil ASA	1,273	22,407
Telenor ASA	2,859	49,192

		$88,994

Peru — 0.1%
Cia de Minas Buenaventura SA ADR(1)	623	$6,323

		$6,323

Singapore — 2.7%
ComfortDelGro Corp., Ltd.	10,000	$21,433
DBS Group Holdings, Ltd.	2,850	32,237
Oversea-Chinese Banking Corp., Ltd.	6,000	38,976
Singapore Press Holdings, Ltd.	1,000	3,010
Singapore Telecommunications, Ltd.	21,000	59,561
StarHub, Ltd.	4,000	9,826
United Overseas Bank, Ltd.	3,000	41,342

		$206,385

South Korea — 0.3%
Korea Electric Power Corp. ADR	219	$5,891
Samsung Electronics Co., Ltd. GDR(3)	6	3,270
SK Telecom Co., Ltd. ADR	526	10,520

		$19,681

Spain — 3.0%
Aena SA(1)(3)	218	$31,142
Banco Bilbao Vizcaya Argentaria SA	4,294	29,507
Banco Santander SA	4,734	24,041
Endesa SA	1,523	32,044
Iberdrola SA	7,605	54,138
Telefonica SA	4,853	53,088

		$223,960

4

Security	Shares	Value
Sweden — 2.9%
Hennes & Mauritz AB, Class B	1,108	$39,456
ICA Gruppen AB	1,136	37,350
Nordea Bank AB	2,029	19,722
Svenska Cellulosa AB SCA, Class B	915	28,870
Svenska Handelsbanken AB, Class A	1,166	15,555
Swedbank AB, Class A	1,170	25,259
Tele2 AB, Class B	3,684	35,199
Telefonaktiebolaget LM Ericsson, Class B	2,360	19,122

		$220,533

Switzerland — 9.9%
ABB, Ltd.	1,418	$30,019
Credit Suisse Group AG	1,536	23,376
Geberit AG	70	26,931
Kuehne & Nagel International AG	177	25,544
Nestle SA	2,433	181,598
Novartis AG	1,801	137,060
Roche Holding AG PC	652	164,962
Swiss Re AG	78	6,933
Swisscom AG	112	56,916
Syngenta AG	102	40,919
UBS Group AG	1,477	25,604
Zurich Insurance Group AG	116	26,029

		$745,891

United Kingdom — 18.7%
Associated British Foods PLC	666	$29,877
AstraZeneca PLC	957	54,905
BHP Billiton PLC	2,926	39,982
BP PLC	10,430	57,463
British American Tobacco PLC	875	53,351
BT Group PLC	8,090	52,440
Centrica PLC	11,998	41,900
Compass Group PLC	1,172	20,871
Diageo PLC	2,181	58,966
GlaxoSmithKline PLC	4,582	97,929
HSBC Holdings PLC	8,124	53,837
Imperial Brands PLC	1,062	57,744
Land Securities Group PLC	1,384	22,924
Lloyds Banking Group PLC	32,505	31,904
London Stock Exchange Group PLC	200	7,944
National Grid PLC	4,839	69,046
Next PLC	458	34,087
Randgold Resources, Ltd.	388	38,757
Reckitt Benckiser Group PLC	664	64,686
RELX PLC	605	10,718
Rio Tinto PLC	1,467	49,212
Royal Dutch Shell PLC, Class A	2,498	65,431
Royal Mail PLC	3,947	28,113
SABMiller PLC	745	45,628
Segro PLC	3,449	21,073
Shire PLC	780	48,674
Sky PLC	1,696	23,313
SSE PLC	1,958	43,259
Tate & Lyle PLC	2,943	25,338
Unilever PLC	1,048	46,827
Vodafone Group PLC	25,655	82,656

5

Security	Shares	Value
William Hill PLC	6,362	$29,127

		$1,407,982

Total Common Stocks (identified cost $6,343,834)		$6,484,699

Exchange-Traded Funds — 7.0%

Security	Shares	Value
Equity Funds — 7.0%
iShares MSCI Chile Capped ETF	328	$12,507
iShares MSCI Emerging Markets ETF	2,952	101,519
iShares MSCI India ETF	127	3,437
iShares MSCI Malaysia ETF	2,738	23,410
iShares MSCI Mexico Capped ETF	276	14,915
iShares MSCI Poland Capped ETF	623	11,800
iShares MSCI South Africa ETF	74	4,114
iShares MSCI South Korea Capped ETF	1,065	55,635
iShares MSCI Taiwan ETF	2,965	38,723
SPDR Euro Stoxx 50 ETF	942	32,122
VanEck Vectors Gold Miners ETF	8,198	211,754
WisdomTree India Earnings Fund	608	11,905

Total Exchange-Traded Funds (identified cost $504,451)		$521,841

Short-Term Investments — 2.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.53%(4)	$175	$174,787

Total Short-Term Investments (identified cost $174,787)		$174,787

Total Investments — 95.6% (identified cost $7,023,072)		$7,181,327

Other Assets, Less Liabilities — 4.4%		$329,719

Net Assets — 100.0%		$7,511,046

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2016, the aggregate value of these securities is $34,412 or 0.5% of the Fund’s net assets.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2016 was $1,389.

6

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Consumer Staples	15.8%	$1,190,485
Financials	14.1	1,058,031
Telecommunication Services	11.7	879,420
Health Care	11.5	862,015
Consumer Discretionary	9.1	684,925
Industrials	7.1	529,773
Utilities	6.8	512,365
Materials	4.9	366,673
Energy	3.8	286,012
Information Technology	1.5	115,000

Common Stocks	86.3%	$6,484,699
Exchange-Traded Funds	7.0	521,841
Short-Term Investments	2.3	174,787

Total Investments	95.6%	$7,181,327

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	108,784	USD	82,662	State Street Trust Company Canada	6/15/16	$—	$(95)
AUD	117,049	USD	91,229	State Street Trust Company Canada	6/15/16	—	(2,389)
CHF	53,147	USD	55,130	State Street Trust Company Canada	6/15/16	373	—
EUR	1,009,171	USD	1,113,085	State Street Trust Company Canada	6/15/16	43,953	—
EUR	42,080	USD	47,275	State Street Trust Company Canada	6/15/16	971	—
EUR	29,816	USD	33,856	State Street Trust Company Canada	6/15/16	329	—
EUR	43,002	USD	49,006	State Street Trust Company Canada	6/15/16	297	—
GBP	77,277	USD	111,303	State Street Trust Company Canada	6/15/16	1,623	—
HKD	168,252	USD	21,704	State Street Trust Company Canada	6/15/16	—	(5)
JPY	33,288,618	USD	293,815	State Street Trust Company Canada	6/15/16	19,371	—
JPY	2,067,089	USD	18,437	State Street Trust Company Canada	6/15/16	1,010	—
JPY	19,152,902	USD	179,622	State Street Trust Company Canada	6/15/16	572	—
MXN	429,342	USD	23,991	State Street Trust Company Canada	6/15/16	859	—
NOK	241,396	USD	29,747	State Street Trust Company Canada	6/15/16	228	—
NZD	17,978	USD	12,165	State Street Trust Company Canada	6/15/16	360	—
USD	21,967	AUD	28,241	State Street Trust Company Canada	6/15/16	532	—
USD	146,143	AUD	196,829	State Street Trust Company Canada	6/15/16	—	(3,251)
USD	222,976	AUD	298,524	State Street Trust Company Canada	6/15/16	—	(3,605)
USD	205,457	AUD	276,345	State Street Trust Company Canada	6/15/16	—	(4,290)
USD	21,470	CAD	27,257	State Street Trust Company Canada	6/15/16	—	(254)
USD	71,365	CAD	94,849	State Street Trust Company Canada	6/15/16	—	(4,231)
USD	19,505	CHF	18,783	State Street Trust Company Canada	6/15/16	—	(111)
USD	289,800	CHF	287,815	State Street Trust Company Canada	6/15/16	—	(10,777)
USD	19,480	EUR	17,076	State Street Trust Company Canada	6/15/16	—	(98)
USD	18,376	EUR	16,149	State Street Trust Company Canada	6/15/16	—	(139)
USD	20,837	EUR	18,589	State Street Trust Company Canada	6/15/16	—	(475)
USD	124,550	GBP	87,451	State Street Trust Company Canada	6/15/16	—	(3,243)
USD	28,962	HKD	224,782	State Street Trust Company Canada	6/15/16	—	(28)
USD	108,057	ILS	421,659	State Street Trust Company Canada	6/15/16	—	(4,876)
USD	25,207	JPY	2,747,138	State Street Trust Company Canada	6/15/16	—	(638)
USD	12,564	JPY	1,409,755	State Street Trust Company Canada	6/15/16	—	(699)
USD	93,974	JPY	10,194,442	State Street Trust Company Canada	6/15/16	—	(1,937)
USD	178,277	JPY	19,447,825	State Street Trust Company Canada	6/15/16	—	(4,692)
USD	303,431	JPY	32,992,747	State Street Trust Company Canada	6/15/16	—	(6,971)
USD	45,623	MXN	811,433	State Street Trust Company Canada	6/15/16	—	(1,342)

7

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	14,536	NOK	124,331	State Street Trust Company Canada	6/15/16	$—	$(902)
USD	59,598	NOK	506,666	State Street Trust Company Canada	6/15/16	—	(3,316)
USD	11,014	SEK	93,017	State Street Trust Company Canada	6/15/16	—	(587)
USD	110,010	SGD	152,062	State Street Trust Company Canada	6/15/16	—	(2,946)
USD	27,289	ZAR	424,821	State Street Trust Company Canada	6/15/16	—	(2,302)
CNY	48,308	USD	7,450	State Street Trust Company Canada	6/23/16	—	(18)
KRW	9,996,191	USD	8,597	State Street Trust Company Canada	6/23/16	116	—
TWD	307,037	USD	9,498	State Street Trust Company Canada	6/23/16	5	—
USD	19,814	BRL	71,469	State Street Trust Company Canada	6/23/16	—	(632)
USD	8,250	CLP	5,708,917	State Street Trust Company Canada	6/23/16	—	(352)
USD	24,429	CNY	160,388	State Street Trust Company Canada	6/23/16	—	(244)
USD	90,209	CNY	592,041	State Street Trust Company Canada	6/23/16	—	(867)
USD	11,777	INR	801,063	State Street Trust Company Canada	6/23/16	—	(175)
USD	28,455	INR	1,949,449	State Street Trust Company Canada	6/23/16	—	(630)
USD	14,011	KRW	16,424,089	State Street Trust Company Canada	6/23/16	—	(304)
USD	90,849	KRW	108,864,558	State Street Trust Company Canada	6/23/16	—	(4,035)
USD	17,431	MYR	72,555	State Street Trust Company Canada	6/23/16	—	(1,070)
USD	13,253	TWD	432,010	State Street Trust Company Canada	6/23/16	—	(119)
USD	51,908	TWD	1,704,821	State Street Trust Company Canada	6/23/16	—	(859)

						$70,599	$(73,504)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Equity Futures
E-mini MSCI Emerging Markets Index	4	Long	Jun-16	$161,371	$167,680	$6,309

						$6,309

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

Currency Abbreviations:

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CHF	-	Swiss Franc

CLP	-	Chilean Peso

CNY	-	Yuan Renminbi

EUR	-	Euro

GBP	-	British Pound Sterling

HKD	-	Hong Kong Dollar

ILS	-	Israeli Shekel

INR	-	Indian Rupee

JPY	-	Japanese Yen

KRW	-	South Korean Won

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NOK	-	Norwegian Krone

NZD	-	New Zealand Dollar

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

ZAR	-	South African Rand

At April 30, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Fund enters into forward foreign currency exchange contracts to enhance return.

8

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial futures contracts	$6,309	$—

Total		$6,309	$—

Foreign Exchange	Forward foreign currency exchange contracts	$70,599	$(73,504)

Total		$70,599	$(73,504)

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$7,075,123

Gross unrealized appreciation	$526,354
Gross unrealized depreciation	(420,150)

Net unrealized appreciation	$106,204

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Asia/Pacific	$31,807	$2,591,775	$—	$2,623,582
Developed Europe	—	3,680,441	—	3,680,441
Developed Middle East	—	157,193	—	157,193
Latin America	23,483	—	—	23,483
Total Common Stocks	$55,290	$6,429,409 *	$—	$6,484,699
Exchange-Traded Funds	$521,841	$—	$—	$521,841
Short-Term Investments	—	174,787	—	174,787
Total Investments	$577,131	$6,604,196	$—	$7,181,327
Forward Foreign Currency Exchange Contracts	$—	$70,599	$—	$70,599
Futures Contracts	6,309	—	—	6,309
Total	$583,440	$6,674,795	$—	$7,258,235

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(73,504)	$—	$(73,504)
Total	$—	$(73,504)	$—	$(73,504)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of July 31, 2015 whose fair value was determined using Level 3 inputs. At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

9

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 27, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 27, 2016